EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) jointVenture	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 20,220	$ 19,438
Investments in associates accounted for using equity method, Carrying value	222	281
Investments in joint ventures and associates	20,442	19,719	$ 20,764
Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in associates accounted for using equity method, Carrying value	$ 222	$ 281
Aggregated individually immaterial associates | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	31.00%	16.00%
Aggregated individually immaterial associates | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	31.00%	31.00%
Canary Wharf Joint Venture
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 3,588	$ 3,440
Manhattan West, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	56.00%	56.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 2,296	$ 2,122
Ala Moana Center, Hawaii
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,907	$ 1,862
BPYU JV Pool A
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,740	$ 1,723
BPYU JV Pool B
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,123	$ 1,121
Fashion Show, Las Vegas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 840	$ 835
Grace Building, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 701	$ 676
BPYU JV Pool C
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 686	$ 692
BPYU JV Pool D
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	48.00%	48.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 564	$ 548
Southern Cross East, Melbourne
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 449	$ 433
The Grand Canal Shoppes, Las Vegas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 407	$ 416
One Liberty Plaza, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 409	$ 382
680 George Street, Sydney
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 390	$ 375
Brookfield Place Sydney(2)
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	0.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 378	$ 0
The Mall in Columbia, Maryland
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 305	$ 298
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	46.00%	46.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 267	$ 251
Potsdamer Platz, Berlin
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	25.00%	25.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 261	$ 255
BPYU JV Pool G
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	68.00%	68.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 261	$ 251
Brookfield D.C. Office Partners LLC ("D.C. Venture"), Washington, D.C.
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 254	$ 257
Baybrook Mall, Texas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 254	$ 251
Shops at La Cantera, Texas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 252	$ 249
Miami Design District, Florida
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	22.00%	22.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 236	$ 238
BPYU JV Pool F
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 219	$ 253
Other
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 2,433	$ 2,510
Number of joint ventures | jointVenture	37
Other | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	15.00%	14.00%
Other | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	55.00%	55.00%